Disclosures About the Temporary Exemption from IFRS 9	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Disclosures About the Temporary Exemption from IFRS 9
33	DISCLOSURES ABOUT THE TEMPORARY EXEMPTION FROM IFRS 9
According to IFRS 4 Amendments, the Company made the assessment based on the Group’s financial position of 31 December 2015, concluding that the carrying amount of the Group’s liabilities arising from contracts within the scope of IFRS 4, which includes any deposit components or embedded derivatives unbundled from insurance contracts, was significant compared to the total carrying amount of all its liabilities. The percentage of the total carrying amount of its liabilities connected with insurance relative to the total carrying amount of all its liabilities is greater than 90 percent. There had been no significant change in the activities of the Group since then that requires reassessment. Therefore, the Group’s activities are predominantly connected with insurance, meeting the criteria to apply temporary exemption from IFRS 9.
Sino-Ocean, China Unicom, CGB and certain associates of the Group, have adopted IFRS 9. According to IFRS 4 Amendments, the Group elected not to apply uniform accounting policies when using the equity method for these associates.

(a)
The tables below present the fair value of the following groups of financial assets(i) under IFRS 9 as at 31 December 2022 and 31 December 2021 and fair value changes for the year ended 31 December 2022 and 31 December 2021:

	For the year ended 31 December
	2022	2021
	RMB million	RMB million
Held for trading financial assets	223,790	206,771
Financial assets that are managed and whose performance are evaluated on a fair value basis	—	—
Other financial assets
- Financial assets with contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding (“SPPI”)	2,553,284	2,559,014
- Financial assets with contractual terms that do not give rise to SPPI	1,236,915	958,340

Total	4,013,989	3,724,125

	Fair value changes for the year ended 31 December
	2022	2021
	RMB million	RMB million
Held for trading financial assets	(12,569)	4,541
Financial assets that are managed and whose performance are evaluated on a fair value basis	—	—
Other financial assets
- Financial assets with contractual terms that give rise to SPPI	16,929	92,219
- Financial assets with contractual terms that do not give rise to SPPI	(62,141)	14,959

Total	(57,781)	111,719

(i)	Only including securities at fair value through profit or loss, loans (excluding policy loans), available-for-sale securities and held-to-maturity securities.

(b)	The table below presents the credit risk exposure (ii) for aforementioned financial assets with contractual terms that give rise to SPPI:

	Carrying amount (iv)	Carrying amount (iv)
	As at 31 December 2022	As at 31 December 2021
	RMB Million	RMB Million
Domestic
Rating not required (iii)	855,149	832,127
AAA	1,549,830	1,592,582
AA+	5,383	6,551
AA	5	80
AA-	3,000	3,000

Subtotal	2,413,367	2,434,340

Overseas
A+	105	427
A	6,417	4,331
A-	89	13
BBB+	99	75
BBB	1	—
BBB-	45	—
BB	161	—

Subtotal	6,917	4,846

Total	2,420,284	2,439,186

(c)	The table below presents financial assets without low credit risk for aforementioned financial assets with contractual terms that give rise to SPPI:

	As at 31 December 2022
	Carrying amount (iv)	Fair value
	RMB Million	RMB Million
Domestic	8,388	7,123
Overseas	161	161

Total	8,549	7,284

	As at 31 December 2021
	Carrying amount (iv)	Fair value
	RMB Million	RMB Million
Domestic	9,631	7,274

Total	9,631	7,274

(ii)
Credit risk ratings for domestic assets are provided by domestic qualified external rating agencies and credit risk ratings for overseas assets are provided by overseas qualified external rating agencies.

(iii)	Mainly including government bonds and policy financial bonds.
(iv)	For financial assets measured at amortised cost, the carrying amount before adjusting impairment allowance is disclosed here.